UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3255

                               Growth Portfolio
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

            Date of fiscal year end:  December 31
                                      -----------

            Date of reporting period: January 1, 2004 - June 30, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  June 30, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                           MARKET VALUE
                                                SHARES       SEE NOTE 1
------------------------------------------------------------------------
COMMON STOCKS--98.7%
------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.1%
------------------------------------------------------------------------
AUTO COMPONENTS--0.2%
American Axle & Manufacturing
Holdings, Inc.                                    1,800   $      65,448
------------------------------------------------------------------------
Autoliv, Inc.                                     2,000          84,400
------------------------------------------------------------------------
Dana Corp.                                        9,300         182,280
------------------------------------------------------------------------
Delphi Corp.                                      1,100          11,748
------------------------------------------------------------------------
Lear Corp.                                        1,500          88,485
                                                         --------------
                                                                432,361

------------------------------------------------------------------------
AUTOMOBILES--0.6%
Ford Motor Co.                                   51,411         804,582
------------------------------------------------------------------------
General Motors Corp.                              3,800         177,042
------------------------------------------------------------------------
Harley-Davidson, Inc.                             1,500          92,910
                                                         ---------------
                                                              1,074,534

------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.3%
Applebee's International, Inc.                    5,250         120,855
------------------------------------------------------------------------
Aztar Corp. 1                                       500          14,000
------------------------------------------------------------------------
Caesars Entertainment, Inc. 1                     5,500          82,500
------------------------------------------------------------------------
CBRL Group, Inc.                                  2,800          86,380
------------------------------------------------------------------------
CEC Entertainment, Inc. 1                         3,950         116,565
------------------------------------------------------------------------
Choice Hotels International, Inc.                   500          25,080
------------------------------------------------------------------------
Harrah's Entertainment, Inc.                      1,400          75,740
------------------------------------------------------------------------
International Game Technology                    10,400         401,440
------------------------------------------------------------------------
Mandalay Resort Group                             2,500         171,600
------------------------------------------------------------------------
Marriott International, Inc., Cl. A               2,600         129,688
------------------------------------------------------------------------
McDonald's Corp.                                 24,900         647,400
------------------------------------------------------------------------
Rare Hospitality International, Inc. 1            2,250          56,025
------------------------------------------------------------------------
Ruby Tuesday, Inc.                                2,700          74,115
------------------------------------------------------------------------
Ryan's Restaurant Group, Inc. 1                   1,050          16,590
------------------------------------------------------------------------
Yum! Brands, Inc. 1                               7,100         264,262
                                                          --------------
                                                              2,282,240

------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.0%
Beazer Homes USA, Inc.                              600          60,186
------------------------------------------------------------------------
Cavco Industries, Inc. 1                            160           6,352
------------------------------------------------------------------------
Centex Corp.                                      1,100          50,325
------------------------------------------------------------------------
D.R. Horton, Inc.                                 3,750         106,500
------------------------------------------------------------------------
Furniture Brands International, Inc.                400          10,020
------------------------------------------------------------------------
Harman International Industries, Inc.             1,900         172,900
------------------------------------------------------------------------
Hovnanian Enterprises, Inc., Cl. A 1              5,300         183,963
------------------------------------------------------------------------
KB Home                                           2,400         164,712
------------------------------------------------------------------------
Lennar Corp., Cl. A                               2,100          93,912
------------------------------------------------------------------------
Lennar Corp., Cl. B                               1,780          73,745
------------------------------------------------------------------------
M.D.C. Holdings, Inc.                             3,043         193,565

                                                           MARKET VALUE
                                                SHARES       SEE NOTE 1
------------------------------------------------------------------------
HOUSEHOLD DURABLES CONTINUED
Meritage Corp. 1                                    800   $      55,040
------------------------------------------------------------------------
Pulte Homes, Inc.                                 1,900          98,857
------------------------------------------------------------------------
Ryland Group, Inc. (The)                          1,800         140,760
------------------------------------------------------------------------
Standard Pacific Corp.                            2,400         118,320
------------------------------------------------------------------------
Toll Brothers, Inc. 1                             4,000         169,280
------------------------------------------------------------------------
Yankee Candle, Inc. (The) 1                         400          11,700
                                                         ---------------
                                                              1,710,137

------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.2%
Amazon.com, Inc. 1                                8,300         451,520
------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Action Performance Cos., Inc.                     5,500          82,885
------------------------------------------------------------------------
Brunswick Corp.                                   3,100         126,480
------------------------------------------------------------------------
Hasbro, Inc.                                      4,800          91,200
                                                         ---------------
                                                                300,565

------------------------------------------------------------------------
MEDIA--2.7%
Clear Channel Communications, Inc.                4,100         151,495
------------------------------------------------------------------------
Comcast Corp., Cl. A 1                           39,627       1,110,745
------------------------------------------------------------------------
Cox Communications, Inc., Cl. A 1                   600          16,674
------------------------------------------------------------------------
Fox Entertainment Group, Inc.,
A Shares 1                                        2,800          74,760
------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                      1,500         114,855
------------------------------------------------------------------------
NTL, Inc. 1                                       1,700          97,954
------------------------------------------------------------------------
Time Warner, Inc. 1                              68,600       1,205,988
------------------------------------------------------------------------
Viacom, Inc., Cl. B                              31,425       1,122,501
------------------------------------------------------------------------
Walt Disney Co. (The)                            35,600         907,444
                                                         ---------------
                                                              4,802,416

------------------------------------------------------------------------
MULTILINE RETAIL--0.5%
Federated Department Stores, Inc.                 3,900         191,490
------------------------------------------------------------------------
May Department Stores Co.                         3,600          98,964
------------------------------------------------------------------------
Neiman Marcus Group, Inc.
(The), Cl. A                                        500          27,825
------------------------------------------------------------------------
Nordstrom, Inc.                                   2,300          98,003
------------------------------------------------------------------------
Sears Roebuck & Co.                               4,400         166,144
------------------------------------------------------------------------
Target Corp.                                      9,100         386,477
                                                         ---------------
                                                                968,903

------------------------------------------------------------------------
SPECIALTY RETAIL--3.3%
Abercrombie & Fitch Co., Cl. A                    3,500         135,625
------------------------------------------------------------------------
Aeropostale, Inc. 1                               4,700         126,477
------------------------------------------------------------------------
American Eagle Outfitters, Inc. 1                 2,800          80,948
------------------------------------------------------------------------
AnnTaylor Stores Corp. 1                          5,400         156,492
------------------------------------------------------------------------
AutoNation, Inc. 1                                4,700          80,370
------------------------------------------------------------------------
Barnes & Noble, Inc. 1                              600          20,388
------------------------------------------------------------------------
Best Buy Co., Inc.                                1,100          55,814


        5 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                           MARKET VALUE
                                                 SHARES      SEE NOTE 1
------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Borders Group, Inc.                               4,700   $     110,168
------------------------------------------------------------------------
Claire's Stores, Inc.                             6,900         149,730
------------------------------------------------------------------------
Electronics Boutique Holdings Corp. 1               100           2,634
------------------------------------------------------------------------
Foot Locker, Inc.                                 1,500          36,510
------------------------------------------------------------------------
Gap, Inc. (The)                                  34,000         824,500
------------------------------------------------------------------------
Hollywood Entertainment Corp. 1                   1,500          20,040
------------------------------------------------------------------------
Home Depot, Inc.                                 62,000       2,182,400
------------------------------------------------------------------------
Lowe's Cos., Inc.                                 7,100         373,105
------------------------------------------------------------------------
Office Depot, Inc. 1                              5,800         103,878
------------------------------------------------------------------------
Pacific Sunwear of California, Inc. 1             6,525         127,694
------------------------------------------------------------------------
RadioShack Corp.                                  4,500         128,835
------------------------------------------------------------------------
Select Comfort Corp. 1                              300           8,520
------------------------------------------------------------------------
Sherwin-Williams Co.                              2,700         112,185
------------------------------------------------------------------------
Staples, Inc.                                    21,900         641,889
------------------------------------------------------------------------
Talbots, Inc. (The)                               2,900         113,535
------------------------------------------------------------------------
TJX Cos., Inc. (The)                              9,000         217,260
------------------------------------------------------------------------
Tractor Supply Co. 1                                300          12,546
------------------------------------------------------------------------
Zale Corp. 1                                      3,800         103,588
                                                         ---------------
                                                              5,925,131

------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.1%
Jones Apparel Group, Inc.                         1,000          39,480
------------------------------------------------------------------------
Timberland Co., Cl. A 1                           3,200         206,688
------------------------------------------------------------------------
Tommy Hilfiger Corp. 1                              700          10,598
                                                         ---------------
                                                                256,766

------------------------------------------------------------------------
CONSUMER STAPLES--10.4%
------------------------------------------------------------------------
BEVERAGES--3.4%
Anheuser-Busch Cos., Inc.                        14,900         804,600
------------------------------------------------------------------------
Coca-Cola Co. (The)                              53,500       2,700,680
------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.                       1,400          40,586
------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                  2,600          79,404
------------------------------------------------------------------------
PepsiAmericas, Inc.                                 200           4,248
------------------------------------------------------------------------
PepsiCo, Inc.                                    46,320       2,495,722
                                                         ---------------
                                                              6,125,240

------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.2%
Albertson's, Inc.                                 3,900         103,506
------------------------------------------------------------------------
Costco Wholesale Corp.                            4,900         201,243
------------------------------------------------------------------------
Sysco Corp.                                      10,700         383,809
------------------------------------------------------------------------
Wal-Mart Stores, Inc.                            62,400       3,292,224
                                                          --------------
                                                              3,980,782

------------------------------------------------------------------------
FOOD PRODUCTS--0.7%
Campbell Soup Co.                                 6,600         177,408
------------------------------------------------------------------------
Heinz (H.J.) Co.                                 10,300         403,760
------------------------------------------------------------------------
Hershey Foods Corp.                               3,000         138,810

                                                           MARKET VALUE
                                                SHARES       SEE NOTE 1
------------------------------------------------------------------------
FOOD PRODUCTS CONTINUED
Kellogg Co.                                       4,900   $     205,065
------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A                         10,600         335,808
------------------------------------------------------------------------
Tyson Foods, Inc., Cl. A                          4,700          98,465
                                                          --------------
                                                              1,359,316

------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.9%
Colgate-Palmolive Co.                             2,400         140,280
------------------------------------------------------------------------
Energizer Holdings, Inc. 1                        2,300         103,500
------------------------------------------------------------------------
Kimberly-Clark Corp.                              2,900         191,052
------------------------------------------------------------------------
Procter & Gamble Co. (The)                       54,000       2,939,760
                                                          --------------
                                                              3,374,592

------------------------------------------------------------------------
PERSONAL PRODUCTS--0.5%
Estee Lauder Cos., Inc. (The), Cl. A              1,900          92,682
------------------------------------------------------------------------
Gillette Co.                                     17,500         742,000
                                                          --------------
                                                                834,682

------------------------------------------------------------------------
TOBACCO--1.7%
Altria Group, Inc.                               56,400       2,822,820
------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc.              2,700         182,493
                                                          --------------
                                                              3,005,313

------------------------------------------------------------------------
ENERGY--8.4%
------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.3%
Halliburton Co.                                  10,300         311,678
------------------------------------------------------------------------
Oil States International, Inc. 1                  4,100          62,730
------------------------------------------------------------------------
Schlumberger Ltd.                                 3,100         196,881
                                                          --------------
                                                                571,289

------------------------------------------------------------------------
OIL & GAS--8.1%
Amerada Hess Corp.                                1,400         110,866
------------------------------------------------------------------------
Burlington Resources, Inc.                       10,000         361,800
------------------------------------------------------------------------
Canadian Natural Resources Ltd.                   9,400         280,791
------------------------------------------------------------------------
Chesapeake Energy Corp.                           6,100          89,792
------------------------------------------------------------------------
ChevronTexaco Corp.                              30,294       2,850,968
------------------------------------------------------------------------
Cimarex Energy Co. 1                                503          15,206
------------------------------------------------------------------------
ConocoPhillips                                    9,546         728,264
------------------------------------------------------------------------
EOG Resources, Inc.                               3,000         179,130
------------------------------------------------------------------------
Esprit Exploration Ltd. 1                        35,200          91,626
------------------------------------------------------------------------
Exxon Mobil Corp.                               153,876       6,833,633
------------------------------------------------------------------------
Frontier Oil Corp.                               23,600         500,084
------------------------------------------------------------------------
Houston Exploration Co. 1                         1,400          72,576
------------------------------------------------------------------------
Kerr-McGee Corp.                                  1,300          69,901
------------------------------------------------------------------------
Marathon Oil Corp.                                2,200          83,248
------------------------------------------------------------------------
Murphy Oil Corp.                                    800          58,960
------------------------------------------------------------------------
Nexen, Inc.                                       2,300          89,204
------------------------------------------------------------------------
Noble Energy, Inc.                                3,200         163,200


        6 | GROWTH PORTFOLIO

                                                           MARKET VALUE
                                                 SHARES      SEE NOTE 1
------------------------------------------------------------------------
OIL & GAS Continued
Occidental Petroleum Corp.                        8,300   $     401,803
------------------------------------------------------------------------
OMI Corp.                                         3,200          38,080
------------------------------------------------------------------------
Paramount Resources Ltd. 1                       21,600         231,990
------------------------------------------------------------------------
Pioneer Natural Resources Co.                       700          24,556
------------------------------------------------------------------------
Pogo Producing Co.                                3,600         177,840
------------------------------------------------------------------------
Sunoco, Inc.                                      2,700         171,774
------------------------------------------------------------------------
Talisman Energy, Inc.                            15,300         332,075
------------------------------------------------------------------------
Teekay Shipping Corp.                             2,000          74,760
------------------------------------------------------------------------
Tesoro Petroleum Corp. 1                          1,400          38,640
------------------------------------------------------------------------
Unocal Corp.                                      6,700         254,600
------------------------------------------------------------------------
Valero Energy Corp.                               2,300         169,648
------------------------------------------------------------------------
Williams Cos., Inc. (The)                         9,000         107,100
                                                          --------------
                                                             14,602,115

------------------------------------------------------------------------
FINANCIALS--23.5%
------------------------------------------------------------------------
CAPITAL MARKETS--0.6%
Bank of New York Co., Inc. (The)                  8,500         250,580
------------------------------------------------------------------------
Mellon Financial Corp.                           20,400         598,332
------------------------------------------------------------------------
Northern Trust Corp.                              3,700         156,436
                                                          --------------
                                                              1,005,348

------------------------------------------------------------------------
COMMERCIAL BANKS--9.4%
Astoria Financial Corp.                             900          32,922
------------------------------------------------------------------------
Bank of America Corp.                            53,248       4,505,846
------------------------------------------------------------------------
Bank One Corp.                                   47,200       2,407,200
------------------------------------------------------------------------
Banknorth Group, Inc.                             5,000         162,400
------------------------------------------------------------------------
BB&T Corp.                                        6,600         244,002
------------------------------------------------------------------------
Charter One Financial, Inc.                       8,300         366,777
------------------------------------------------------------------------
City National Corp.                                 400          26,280
------------------------------------------------------------------------
Comerica, Inc.                                    1,500          82,320
------------------------------------------------------------------------
Flagstar Bancorp, Inc.                            1,300          25,844
------------------------------------------------------------------------
Golden West Financial Corp.                       1,800         191,430
------------------------------------------------------------------------
Greenpoint Financial Corp.                        5,900         234,230
------------------------------------------------------------------------
Huntington Bancshares, Inc.                       1,900          43,510
------------------------------------------------------------------------
Independence Community Bank Corp.                 1,200          43,680
------------------------------------------------------------------------
Indymac Mortgage Holdings, Inc.                   1,600          50,560
------------------------------------------------------------------------
KeyCorp                                           7,700         230,153
------------------------------------------------------------------------
National City Corp.                              19,600         686,196
------------------------------------------------------------------------
PNC Financial Services Group, Inc.                8,000         424,640
------------------------------------------------------------------------
R&G Financial Corp., Cl. B                          100           3,306
------------------------------------------------------------------------
Regions Financial Corp.                           2,400          87,720
------------------------------------------------------------------------
SunTrust Banks, Inc.                              6,000         389,940
------------------------------------------------------------------------
U.S. Bancorp                                     63,825       1,759,017
------------------------------------------------------------------------
UnionBanCal Corp.                                 3,400         191,760
------------------------------------------------------------------------
Wachovia Corp.                                   41,100       1,828,950
------------------------------------------------------------------------
Webster Financial Corp.                             400          18,808

                                                           MARKET VALUE
                                                SHARES       SEE NOTE 1
------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
Wells Fargo & Co.                                47,400   $   2,712,702
------------------------------------------------------------------------
Zions Bancorp                                     1,800         110,610
                                                          --------------
                                                             16,860,803

------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.4%
Affiliated Managers Group, Inc. 1                   500          25,185
------------------------------------------------------------------------
American Capital Strategies Ltd.                    400          11,208
------------------------------------------------------------------------
American Express Co.                             18,500         950,530
------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                     2,300         193,913
------------------------------------------------------------------------
Capital One Financial Corp.                       6,700         458,146
------------------------------------------------------------------------
Chicago Mercantile Exchange (The)                   900         129,933
------------------------------------------------------------------------
CIT Group, Inc.                                   3,000         114,870
------------------------------------------------------------------------
Citigroup, Inc.                                 124,177       5,774,231
------------------------------------------------------------------------
E*TRADE Financial Corp. 1                         2,700          30,105
------------------------------------------------------------------------
Franklin Resources, Inc.                            400          20,032
------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                   5,500         517,880
------------------------------------------------------------------------
Instinet Group, Inc. 1                              300           1,584
------------------------------------------------------------------------
J.P. Morgan Chase & Co.                          31,200       1,209,624
------------------------------------------------------------------------
Knight Trading Group, Inc. 1                      5,000          50,100
------------------------------------------------------------------------
MBNA Corp.                                       27,200         701,488
------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                        22,800       1,230,744
------------------------------------------------------------------------
Morgan Stanley                                   27,200       1,435,344
------------------------------------------------------------------------
Piper Jaffray Cos., Inc. 1                          258          11,669
------------------------------------------------------------------------
Principal Financial Group, Inc. (The)            10,300         358,234
------------------------------------------------------------------------
Schwab (Charles) Corp.                            4,800          46,128
                                                          --------------
                                                             13,270,948

------------------------------------------------------------------------
INSURANCE--4.6%
ACE Ltd.                                          2,500         105,700
------------------------------------------------------------------------
AFLAC, Inc.                                       8,600         350,966
------------------------------------------------------------------------
Allmerica Financial Corp. 1                       2,800          94,640
------------------------------------------------------------------------
Allstate Corp.                                   21,700       1,010,135
------------------------------------------------------------------------
AMBAC Financial Group, Inc.                         200          14,688
------------------------------------------------------------------------
American International Group, Inc.               57,737       4,115,493
------------------------------------------------------------------------
Aon Corp.                                         6,300         179,361
------------------------------------------------------------------------
Assurant, Inc.                                      300           7,914
------------------------------------------------------------------------
Chubb Corp.                                         700          47,726
------------------------------------------------------------------------
Cincinnati Financial Corp.                          210           9,139
------------------------------------------------------------------------
Fidelity National Financial, Inc.                 5,637         210,486
------------------------------------------------------------------------
First American Corp. (The)                          500          12,945
------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A 1                 4,400         100,980
------------------------------------------------------------------------
Hartford Financial Services
Group, Inc. (The)                                 2,600         178,724
------------------------------------------------------------------------
LandAmerica Financial Group, Inc.                 1,000          38,930
------------------------------------------------------------------------
Lincoln National Corp.                            4,100         193,725
------------------------------------------------------------------------
Loews Corp.                                       3,500         209,860


        7 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                           MARKET VALUE
                                                 SHARES      SEE NOTE 1
------------------------------------------------------------------------
INSURANCE Continued
Marsh & McLennan Cos., Inc.                         800   $      36,304
------------------------------------------------------------------------
MBIA, Inc.                                        2,100         119,952
------------------------------------------------------------------------
MetLife, Inc.                                     4,600         164,910
------------------------------------------------------------------------
Nationwide Financial Services, Inc.,
Cl. A                                               200           7,522
------------------------------------------------------------------------
Progressive Corp.                                 5,700         486,210
------------------------------------------------------------------------
Reinsurance Group of America, Inc.                2,900         117,885
------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                       2,500         134,875
------------------------------------------------------------------------
Safeco Corp.                                      1,100          48,400
------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)               4,400         178,376
------------------------------------------------------------------------
StanCorp Financial Group, Inc.                      500          33,500
------------------------------------------------------------------------
UnumProvident Corp.                                 100           1,590
                                                          --------------
                                                              8,210,936

------------------------------------------------------------------------
REAL ESTATE--0.0%
St. Joe Co. (The)                                   200           7,940
------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.5%
Countrywide Financial Corp.                       5,850         410,963
------------------------------------------------------------------------
Doral Financial Corp.                             1,300          44,850
------------------------------------------------------------------------
Fannie Mae                                       26,100       1,862,496
------------------------------------------------------------------------
Freddie Mac                                       1,300          82,290
------------------------------------------------------------------------
Fremont General Corp.                             6,100         107,665
------------------------------------------------------------------------
MGIC Investment Corp.                             2,300         174,478
------------------------------------------------------------------------
New Century Financial Corp.                       1,700          79,594
                                                          --------------
                                                              2,762,336

------------------------------------------------------------------------
HEALTH CARE--13.9%
------------------------------------------------------------------------
BIOTECHNOLOGY--1.4%
Amgen, Inc. 1                                    26,500       1,446,105
------------------------------------------------------------------------
Gen-Probe, Inc. 1                                   200           9,464
------------------------------------------------------------------------
Genentech, Inc. 1                                 7,800         438,360
------------------------------------------------------------------------
Wyeth                                            18,900         683,424
                                                          --------------
                                                              2,577,353

------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.8%
Bausch & Lomb, Inc.                               2,200         143,154
------------------------------------------------------------------------
Becton, Dickinson & Co.                           5,100         264,180
------------------------------------------------------------------------
Bio-Rad Laboratories, Inc., Cl. A 1                 500          29,430
------------------------------------------------------------------------
Boston Scientific Corp. 1                         5,200         222,560
------------------------------------------------------------------------
Cytyc Corp. 1                                       800          20,296
------------------------------------------------------------------------
Dade Behring Holdings, Inc. 1                       300          14,256
------------------------------------------------------------------------
Guidant Corp.                                     2,300         128,524
------------------------------------------------------------------------
Hospira, Inc. 1                                   6,670         184,092
------------------------------------------------------------------------
Medtronic, Inc.                                  29,200       1,422,624
------------------------------------------------------------------------
Stryker Corp.                                    11,900         654,500
------------------------------------------------------------------------
VISX, Inc. 1                                      1,400          37,408
------------------------------------------------------------------------
Zimmer Holdings, Inc. 1                             900          79,380
                                                          --------------
                                                              3,200,404

                                                           MARKET VALUE
                                                SHARES       SEE NOTE 1
------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.0%
Advisory Board Co. (The) 1                        1,100   $      39,160
------------------------------------------------------------------------
Aetna, Inc.                                       3,100         263,500
------------------------------------------------------------------------
Andrx Corp. 1                                     4,800         134,064
------------------------------------------------------------------------
CIGNA Corp.                                       1,800         123,858
------------------------------------------------------------------------
Covance, Inc. 1                                   2,800         108,024
------------------------------------------------------------------------
Coventry Health Care, Inc. 1                      3,250         158,925
------------------------------------------------------------------------
DaVita, Inc. 1                                    2,400          73,992
------------------------------------------------------------------------
IMS Health, Inc.                                  3,800          89,072
------------------------------------------------------------------------
Laboratory Corp. of
America Holdings 1                                  600          23,820
------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                    8,662         324,825
------------------------------------------------------------------------
Oxford Health Plans, Inc.                           600          33,024
------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1                   2,300         160,655
------------------------------------------------------------------------
Renal Care Group, Inc. 1                            750          24,848
------------------------------------------------------------------------
Select Medical Corp.                              1,000          13,420
------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1                       400          15,656
------------------------------------------------------------------------
UnitedHealth Group, Inc.                          8,400         522,900
------------------------------------------------------------------------
US Oncology, Inc. 1                               7,500         110,400
------------------------------------------------------------------------
WellChoice, Inc. 1                                  900          37,260
------------------------------------------------------------------------
WellPoint Health Networks, Inc. 1                11,300       1,265,713
                                                          --------------
                                                              3,523,116

------------------------------------------------------------------------
PHARMACEUTICALS--8.7%
Abbott Laboratories                              32,900       1,341,004
------------------------------------------------------------------------
American Pharmaceutical
Partners, Inc. 1                                    450          13,671
------------------------------------------------------------------------
Bradley Pharmaceuticals, Inc. 1                     400          11,160
------------------------------------------------------------------------
Bristol-Myers Squibb Co.                          7,200         176,400
------------------------------------------------------------------------
Eli Lilly & Co.                                  19,300       1,349,263
------------------------------------------------------------------------
Endo Pharmaceuticals
Holdings, Inc. 1                                  3,500          82,075
------------------------------------------------------------------------
Eon Labs, Inc. 1                                    400          16,372
------------------------------------------------------------------------
Johnson & Johnson                                66,718       3,716,193
------------------------------------------------------------------------
Kos Pharmaceuticals, Inc. 1                       1,100          36,267
------------------------------------------------------------------------
Merck & Co., Inc.                                57,600       2,736,000
------------------------------------------------------------------------
Pfizer, Inc.                                    169,965       5,826,400
------------------------------------------------------------------------
Schering-Plough Corp.                            20,200         373,296
                                                          --------------
                                                             15,678,101

------------------------------------------------------------------------
INDUSTRIALS--8.7%
------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.4%
Boeing Co.                                       13,900         710,151
------------------------------------------------------------------------
General Dynamics Corp.                            4,200         417,060
------------------------------------------------------------------------
Honeywell International, Inc.                     7,900         289,377
------------------------------------------------------------------------
Precision Castparts Corp.                         1,200          65,628
------------------------------------------------------------------------
United Defense Industries, Inc. 1                 3,800         133,000
------------------------------------------------------------------------
United Technologies Corp.                         9,900         905,652
                                                          --------------
                                                              2,520,868


        8 | GROWTH PORTFOLIO

                                                           MARKET VALUE
                                                 SHARES      SEE NOTE 1
------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
United Parcel Service, Inc., Cl. B                9,900   $     744,183
------------------------------------------------------------------------
BUILDING PRODUCTS--0.0%
Masco Corp.                                       2,000          62,360
------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.2%
Apollo Group, Inc., Cl. A 1                       1,200         105,948
------------------------------------------------------------------------
ITT Educational Services, Inc. 1                  2,000          76,040
------------------------------------------------------------------------
Republic Services, Inc.                           4,500         130,230
------------------------------------------------------------------------
Robert Half International, Inc.                   1,800          53,586
------------------------------------------------------------------------
Waste Management, Inc.                            1,200          36,780
                                                          --------------
                                                                402,584

------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.4%
Cooper Industries Ltd., Cl. A                       400          23,764
------------------------------------------------------------------------
Emerson Electric Co.                              8,100         514,755
------------------------------------------------------------------------
Hubbell, Inc., Cl. B                                100           4,671
------------------------------------------------------------------------
Molex, Inc., Cl. A                                5,300         144,584
                                                          --------------
                                                                687,774

------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--5.0%
3M Co.                                           23,900       2,151,239
------------------------------------------------------------------------
General Electric Co.                            212,000       6,868,800
                                                          --------------
                                                              9,020,039

------------------------------------------------------------------------
MACHINERY--0.9%
Briggs & Stratton Corp.                           1,100          97,185
------------------------------------------------------------------------
Caterpillar, Inc.                                 4,700         373,368
------------------------------------------------------------------------
Cummins, Inc.                                     1,400          87,500
------------------------------------------------------------------------
Deere & Co.                                       3,200         224,448
------------------------------------------------------------------------
Ingersoll-Rand Co., Cl. A                         4,400         300,564
------------------------------------------------------------------------
Oshkosh Truck Corp.                                 100           5,731
------------------------------------------------------------------------
Paccar, Inc.                                      5,550         321,845
------------------------------------------------------------------------
Pall Corp.                                        2,500          65,475
------------------------------------------------------------------------
Parker-Hannifin Corp.                             1,500          89,190
                                                          --------------
                                                              1,565,306

------------------------------------------------------------------------
ROAD & RAIL--0.4%
Burlington Northern Santa Fe Corp.                6,000         210,420
------------------------------------------------------------------------
CNF Transportation, Inc.                            800          33,248
------------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.              4,800         185,184
------------------------------------------------------------------------
Norfolk Southern Corp.                            3,400          90,168
------------------------------------------------------------------------
Ryder Systems, Inc.                               3,800         152,266
                                                          --------------
                                                                671,286

------------------------------------------------------------------------
INFORMATION TECHNOLOGY--17.4%
------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.8%
ADTRAN, Inc.                                        900          30,033
------------------------------------------------------------------------
Cisco Systems, Inc. 1                           153,700       3,642,690

                                                           MARKET VALUE
                                                SHARES       SEE NOTE 1
------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
Comverse Technology, Inc. 1                       3,000   $      59,820
------------------------------------------------------------------------
Corning, Inc. 1                                   8,600         112,316
------------------------------------------------------------------------
Harris Corp.                                        400          20,300
------------------------------------------------------------------------
Lucent Technologies, Inc. 1                     154,600         584,388
------------------------------------------------------------------------
Motorola, Inc.                                   46,100         841,325
------------------------------------------------------------------------
QUALCOMM, Inc.                                   16,600       1,211,468
------------------------------------------------------------------------
Scientific-Atlanta, Inc.                          5,600         193,200
------------------------------------------------------------------------
Tellabs, Inc. 1                                  15,400         134,596
                                                          --------------
                                                              6,830,136

------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.3%
Apple Computer, Inc. 1                            8,300         270,082
------------------------------------------------------------------------
Avid Technology, Inc. 1                             200          10,914
------------------------------------------------------------------------
Dell, Inc. 1                                     66,800       2,392,776
------------------------------------------------------------------------
Hewlett-Packard Co.                              73,700       1,555,070
------------------------------------------------------------------------
International Business
Machines Corp.                                   31,000       2,732,650
------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1              4,800         463,344
------------------------------------------------------------------------
NCR Corp. 1                                       1,700          84,303
------------------------------------------------------------------------
SanDisk Corp. 1                                   1,600          34,704
------------------------------------------------------------------------
Storage Technology Corp. 1                        5,500         159,500
                                                          --------------
                                                              7,703,343

------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Agilent Technologies, Inc. 1                      3,000          87,840
------------------------------------------------------------------------
Arrow Electronics, Inc. 1                         3,200          85,824
------------------------------------------------------------------------
Jabil Circuit, Inc. 1                             1,500          37,770
------------------------------------------------------------------------
Molex, Inc.                                       2,200          70,576
------------------------------------------------------------------------
PerkinElmer, Inc.                                   700          14,028
------------------------------------------------------------------------
Tektronix, Inc.                                   1,000          34,020
------------------------------------------------------------------------
Thermo Electron Corp. 1                             700          21,518
                                                          --------------
                                                                351,576

------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Digital River, Inc. 1                             1,100          35,893
------------------------------------------------------------------------
EarthLink, Inc. 1                                 2,000          20,700
------------------------------------------------------------------------
United Online, Inc. 1                             1,850          32,579
------------------------------------------------------------------------
WebEx Communications, Inc. 1                        300           6,528
                                                          --------------
                                                                 95,700

------------------------------------------------------------------------
IT SERVICES--0.3%
Acxiom Corp.                                        700          17,381
------------------------------------------------------------------------
Automatic Data Processing, Inc.                   7,200         301,536
------------------------------------------------------------------------
BISYS Group, Inc. (The) 1                         1,300          18,278
------------------------------------------------------------------------
CheckFree Corp. 1                                 2,300          69,000
------------------------------------------------------------------------
Convergys Corp. 1                                 7,200         110,880
                                                          --------------
                                                                517,075


        9 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                           MARKET VALUE
                                                 SHARES      SEE NOTE 1
------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.3%
Altera Corp. 1                                    6,500   $     144,430
------------------------------------------------------------------------
Analog Devices, Inc.                             11,300         532,004
------------------------------------------------------------------------
Applied Materials, Inc. 1                        24,500         480,690
------------------------------------------------------------------------
Atmel Corp. 1                                    15,500          91,760
------------------------------------------------------------------------
Integrated Device Technology, Inc. 1              2,500          34,600
------------------------------------------------------------------------
Intel Corp.                                     167,400       4,620,240
------------------------------------------------------------------------
International Rectifier Corp. 1                     800          33,136
------------------------------------------------------------------------
Lam Research Corp. 1                              1,000          26,800
------------------------------------------------------------------------
Maxim Integrated Products, Inc.                   4,200         220,164
------------------------------------------------------------------------
National Semiconductor Corp. 1                    8,300         182,517
------------------------------------------------------------------------
Teradyne, Inc. 1                                  4,600         104,420
------------------------------------------------------------------------
Texas Instruments, Inc.                          49,000       1,184,820
                                                          --------------
                                                              7,655,581

------------------------------------------------------------------------
SOFTWARE--4.5%
Adobe Systems, Inc.                               2,900         134,850
------------------------------------------------------------------------
Amdocs Ltd. 1                                     5,100         119,493
------------------------------------------------------------------------
Autodesk, Inc.                                    2,700         115,587
------------------------------------------------------------------------
BMC Software, Inc. 1                              2,800          51,800
------------------------------------------------------------------------
Computer Associates
International, Inc.                               1,600          44,896
------------------------------------------------------------------------
Compuware Corp. 1                                 6,300          41,580
------------------------------------------------------------------------
Microsoft Corp.                                 196,200       5,603,472
------------------------------------------------------------------------
Oracle Corp. 1                                  115,800       1,381,494
------------------------------------------------------------------------
Siebel Systems, Inc. 1                            3,900          41,652
------------------------------------------------------------------------
Sybase, Inc. 1                                    6,900         124,200
------------------------------------------------------------------------
Take-Two Interactive
Software, Inc. 1                                  2,700          82,728
------------------------------------------------------------------------
TIBCO Software, Inc. 1                            3,500          29,575
------------------------------------------------------------------------
Veritas Software Corp. 1                          9,800         271,460
                                                          --------------
                                                              8,042,787

------------------------------------------------------------------------
MATERIALS--2.0%
------------------------------------------------------------------------
CHEMICALS--0.9%
Cabot Corp.                                       1,900          77,330
------------------------------------------------------------------------
Dow Chemical Co.                                 13,500         549,450
------------------------------------------------------------------------
E.I. DuPont de Nemours & Co.                     13,600         604,112
------------------------------------------------------------------------
Engelhard Corp.                                   1,000          32,310
------------------------------------------------------------------------
Monsanto Co.                                      7,400         284,900
------------------------------------------------------------------------
OM Group, Inc. 1                                  1,400          46,214
                                                          --------------
                                                              1,594,316

------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.0%
Eagle Materials, Inc.                               923          63,918
------------------------------------------------------------------------
Florida Rock Industries, Inc.                       300          12,651
                                                          --------------
                                                                 76,569

                                                           MARKET VALUE
                                                SHARES       SEE NOTE 1
------------------------------------------------------------------------
METALS & MINING--0.8%
Alcan, Inc.                                         800   $      33,120
------------------------------------------------------------------------
Alcoa, Inc.                                      24,700         815,841
------------------------------------------------------------------------
Inco Ltd. 1                                         500          17,280
------------------------------------------------------------------------
Nucor Corp.                                       2,300         176,548
------------------------------------------------------------------------
Peabody Energy Corp.                              2,600         145,574
------------------------------------------------------------------------
Phelps Dodge Corp. 1                              2,500         193,775
------------------------------------------------------------------------
Southern Peru Copper Corp.                          200           8,266
                                                          --------------
                                                              1,390,404

------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Georgia-Pacific Corp.                             8,700         321,726
------------------------------------------------------------------------
Louisiana-Pacific Corp.                           8,300         196,295
                                                          --------------
                                                                518,021

------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.8%
------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.0%
Alltel Corp.                                      5,800         293,596
------------------------------------------------------------------------
BellSouth Corp.                                  31,900         836,418
------------------------------------------------------------------------
CenturyTel, Inc.                                  2,300          69,092
------------------------------------------------------------------------
Citizens Communications Co. 1                    17,200         208,120
------------------------------------------------------------------------
SBC Communications, Inc.                         77,500       1,879,375
------------------------------------------------------------------------
Verizon Communications, Inc.                     59,500       2,153,305
                                                          --------------
                                                              5,439,906

------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.8%
AT&T Wireless Services, Inc. 1                   74,700       1,069,704
------------------------------------------------------------------------
Nextel Communications,
Inc., Cl. A 1                                    13,100         349,246
                                                          --------------
                                                              1,418,950

------------------------------------------------------------------------
UTILITIES--0.5%
------------------------------------------------------------------------
ELECTRIC UTILITIES--0.5%
Alliant Energy Corp.                                300           7,824
------------------------------------------------------------------------
Constellation Energy Group, Inc.                  3,700         140,230
------------------------------------------------------------------------
Duke Energy Corp.                                 2,300          46,667
------------------------------------------------------------------------
Edison International                              5,900         150,863
------------------------------------------------------------------------
Exelon Corp.                                     13,450         447,751
------------------------------------------------------------------------
Southern Co.                                        900          26,235
------------------------------------------------------------------------
Wisconsin Energy Corp.                              300           9,780
                                                          --------------
                                                                829,350
                                                          --------------

Total Common Stocks
(Cost $164,047,413)                                         177,293,301

------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
------------------------------------------------------------------------
Wachovia Corp., Dividend
Equalization Preferred Shares 1,2
(Cost $0)                                         2,000               6


        10 | GROWTH PORTFOLIO

                                              PRINCIPAL    MARKET VALUE
                                                 AMOUNT      SEE NOTE 1
------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.4%
------------------------------------------------------------------------
Undivided interest of 0.05% in joint
repurchase agreement (Principal
Amount/Market Value $1,249,774,000,
with a maturity value of
$1,249,822,255) with UBS Warburg LLC,
1.39%, dated 6/30/04, to be
repurchased at $676,026 on 7/1/04,
collateralized by Federal Home Loan
Mortgage Corp., 4.50%, 6/1/19, with a
value of $340,921,875 and Federal
National Mortgage Assn., 4.50%--5%,
4/1/19--3/1/34, with a value of
$937,433,252 (Cost $676,000)                   $676,000   $     676,000

------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $164,723,413)                                99.1%  $ 177,969,307
------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                     0.9       1,534,565
                                                  ----------------------
NET ASSETS                                        100.0%  $ 179,503,872
                                                  ======================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Identifies issues considered to be illiquid. See Note 6 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        11 | GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2004
--------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of approximately
$3,340,000) (cost $164,723,413)--see accompanying statement of investments    $ 177,969,307
--------------------------------------------------------------------------------------------
Cash                                                                              1,126,584
--------------------------------------------------------------------------------------------
Collateral for securities loaned                                                  3,413,402
--------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                    758,091
Interest and dividends                                                              200,090
Shares of capital stock sold                                                          5,393
Other                                                                                 4,526
                                                                              -------------
Total assets                                                                    183,477,393

--------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                        3,413,402
--------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                               396,250
Shares of capital stock redeemed                                                    145,046
Directors' compensation                                                               4,847
Transfer and shareholder servicing agent fees                                           825
Shareholder communications                                                               54
Other                                                                                13,097
                                                                              --------------
Total liabilities                                                                 3,973,521

--------------------------------------------------------------------------------------------
NET ASSETS                                                                    $ 179,503,872
                                                                              ==============

--------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------
Par value of shares of capital stock                                          $     101,774
--------------------------------------------------------------------------------------------
Additional paid-in capital                                                      263,326,635
--------------------------------------------------------------------------------------------
Accumulated net investment income                                                   799,986
--------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency
transactions                                                                    (97,970,433)
--------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                    13,245,910
                                                                              --------------
NET ASSETS--applicable to 101,773,809 shares of capital stock outstanding     $ 179,503,872
                                                                              ==============

--------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE      $        1.76

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        12 | GROWTH PORTFOLIO

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2004
----------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $1,356)         $  1,378,432
----------------------------------------------------------------------------
Portfolio lending fees                                               16,251
----------------------------------------------------------------------------
Interest                                                             11,605
                                                               -------------
Total investment income                                           1,406,288

----------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------
Management fees                                                     573,314
----------------------------------------------------------------------------
Accounting service fees                                               7,500
----------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                         4,990
----------------------------------------------------------------------------
Directors' compensation                                               3,834
----------------------------------------------------------------------------
Custodian fees and expenses                                           1,950
----------------------------------------------------------------------------
Other                                                                10,540
                                                               -------------
Total expenses                                                      602,128
Less reduction to custodian expenses                                   (478)
                                                               -------------
Net expenses                                                        601,650

----------------------------------------------------------------------------
NET INVESTMENT INCOME                                               804,638

----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------
Net realized gain on:
Investments                                                      13,641,968
Foreign currency transactions                                        57,562
Net increase from payment by affiliate                              136,369
                                                               -------------
Net realized gain                                                13,835,899
----------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                      (9,667,324)
Translation of assets and liabilities denominated in foreign
currencies                                                          (98,626)
                                                               -------------

Net change in unrealized appreciation                            (9,765,950)

----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $  4,874,587
                                                               =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        13 | GROWTH PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            SIX MONTHS            YEAR
                                                                                 ENDED           ENDED
                                                                         JUNE 30, 2004    DECEMBER 31,
                                                                           (UNAUDITED)            2003
-------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                                    $     804,638   $   1,989,146
-------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                    13,835,899      (8,664,881)
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                        (9,765,950)     47,484,782
                                                                         -----------------------------
Net increase in net assets resulting from operations                         4,874,587      40,809,047

-------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
Dividends from net investment income                                        (1,953,565)     (1,952,550)

-------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
-------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from capital stock transactions       (10,564,226)    (17,202,781)

-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                   (7,643,204)     21,653,716
-------------------------------------------------------------------------------------------------------
Beginning of period                                                        187,147,076     165,493,360
                                                                         -----------------------------
End of period (including accumulated net investment income of $799,986
and $1,948,913, respectively)                                            $ 179,503,872   $ 187,147,076
                                                                         =============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        14 | GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS                                                               YEAR
                                                   ENDED                                                              ENDED
                                           JUNE 30, 2004                                                       DECEMBER 31,
                                             (UNAUDITED)          2003         2002         2001         2000          1999
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $    1.74      $    1.39    $    1.73    $    1.96    $    2.99     $    3.27
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .01            .02          .02          .02          .03           .05
Net realized and unrealized gain (loss)             .03            .35         (.34)        (.23)        (.35)         (.17)
                                            ----------------------------------------------------------------------------------
Total from investment operations                    .04            .37         (.32)        (.21)        (.32)         (.12)
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income               (.02)          (.02)        (.02)        (.02)        (.05)         (.04)
Distributions from net realized gain                 --             --           --           --         (.66)         (.12)
                                            ----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (.02)          (.02)        (.02)        (.02)        (.71)         (.16)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $    1.76      $    1.74    $    1.39    $    1.73    $    1.96     $    2.99
                                            ==================================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                 2.23%         26.81%      (18.97)%     (10.61)%     (12.66)%       (3.76)%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)      $ 179,504      $ 187,147    $ 165,493    $ 242,575    $ 333,211     $ 668,139
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $ 184,426      $ 170,217    $ 203,660    $ 273,890    $ 460,272     $ 808,715
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                              0.88%          1.17%        0.96%        0.75%        0.78%         1.28%
Total expenses                                     0.66% 3        0.67% 3      0.68% 3      0.64% 3      0.59% 3       0.53% 3
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              43%            86%          88%          76%         118%          132%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        15 | GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Growth Portfolio (the Portfolio) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek high total return. The Portfolio's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor.

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Portfolio's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.


        16 | GROWTH PORTFOLIO

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

      As of June 30, 2004, the Portfolio had available for federal income tax purposes an estimated capital loss carryforward of $92,670,125 expiring by 2011. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2004, it is estimated that the Portfolio will utilize $13,835,899 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2003, the Portfolio did not utilize any capital loss carryforward to offset realized capital gains.

As of December 31, 2003, the Portfolio had available for federal income tax purposes unused capital loss carryforwards as follows:

         EXPIRING
         ------------------------
         2008       $  32,898,936
         2009          38,285,188
         2010          28,419,014
         2011           6,902,886
                    -------------
         Total      $ 106,506,024
                    =============

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Director. The Portfolio does purchase shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Portfolio.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities


        17 | GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES Continued

and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

2. SHARES OF CAPITAL STOCK

The Portfolio has authorized 510 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                            SIX MONTHS ENDED JUNE 30, 2004     YEAR ENDED DECEMBER 31, 2003
                                                  SHARES            AMOUNT           SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------
Sold                                             933,639     $   1,642,501        3,194,708   $   4,737,879
Dividends and/or distributions reinvested      1,116,323         1,953,565        1,501,961       1,952,550
Redeemed                                      (8,054,549)      (14,160,292)     (16,129,625)    (23,893,210)
                                              ---------------------------------------------------------------
Net decrease                                  (6,004,587)    $ (10,564,226)     (11,432,956)  $ (17,202,781)
                                              ===============================================================

--------------------------------------------------------------------------------

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2004, were $77,760,421 and $88,228,262, respectively.

--------------------------------------------------------------------------------

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio which provides for a fee at an annual rate of 0.625% of the first $300 million of average daily net assets of the Portfolio, 0.50% of the next $100 million, and 0.45% of average daily net assets over $400 million.

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

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ADMINISTRATION SERVICES. The Portfolio pays the Manager a fee of $1,500 per year for preparing and filing the Portfolio's tax returns.

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TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the six months ended June 30, 2004, the Portfolio paid $4,998 to OFS for services to the Portfolio.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 for assets of $10 million or more. The Portfolio is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

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PAYMENTS AND WAIVERS OF EXPENSES. Following a review of its use of brokerage commissions for sales that is permitted under its investment advisory agreement, the Portfolio's Manager terminated that practice in July 2003. Subsequently, the Manager paid the Portfolio $136,369, an amount equivalent to certain of such commissions incurred in prior years.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Portfolio. This undertaking may be amended or withdrawn at any time.


        18 | GROWTH PORTFOLIO

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5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Portfolio may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Portfolio include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Portfolio may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of June 30, 2004, the Portfolio had no outstanding foreign currency contracts.

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6. ILLIQUID SECURITIES

As of June 30, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2004 was $6, which represents less than 0.01% of the Portfolio's net assets.

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7. SECURITIES LENDING

The Portfolio lends portfolio securities from time to time in order to earn additional income. In return, the Portfolio receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the Portfolio on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Portfolio retains a portion of the interest earned from the collateral. The Portfolio also continues to receive interest or dividends paid on the securities loaned. As of June 30, 2004, the Portfolio had on loan securities valued at approximately $3,340,000. Cash of $3,413,402 was received as collateral for the loans, and has been invested in approved instruments.


        19 | GROWTH PORTFOLIO

ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as directors. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested directors as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Directors of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Directors of the named Registrant, c/o the Secretary of the Registrant.

The Committee's process for identifying and evaluating nominees for directors includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

 ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2004,
              registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

         (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

         (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)